Financial assets and liabilities - Summary of reconciliation of liabilities arising from financing activities (Detail) - USD ($) $ in Thousands			12 Months Ended
		Jan. 15, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Amounts at beginning of year			$ 1,448,567	$ 616,055
Incorporation through Business Combination (Note 32)			50,505	0
Payment of borrowings principal			(1,173,623)	(470,351)
Payment of interest		$ (1,108)	(148,310)	(53,897)	$ (22,993)
Payment of principal			(17,935)	(7,631)
Borrowings interest			163,356	62,499	21,879
Amortized cost	[1]		7,880	1,649
Changes in foreign exchange rate	[1]		(14,536)	(20,654)
Amounts at end of year			3,154,077	1,448,567	$ 616,055
Term loan [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from borrowings			2,838,173	1,320,897
Borrowings principal [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Payment of interest			$ (148,310)	$ (53,897)

[1]	These transactions did not generate cash flows.